SCHEDULE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES MEASURED AT AMORTIZED COST (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024		Sep. 30, 2023	Mar. 31, 2023		Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Trade receivables	$ 84,764	$ 182,334			$ 289,788
Other receivables	381,256	184,018	[1]		142	[1]
Contract assets	87,382	69,354			26,989
Cash and cash equivalents	100,822	76,620		$ 41,903	1,183,176		$ 1,274,494
Trade payables	898,627	788,798			187,584
Other payables	11,609	11,057			5,081
Due to related companies	34,579	34,579
Loans from immediate holding company	2,383,673	1,930,993			2,328,926
Lease liabilities	270,308	365,356
Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Trade payables	898,627	788,798			187,584
Other payables	11,609	11,057			5,081
Tax payables	8,917	8,917
Due to related companies	34,579	34,579
Due to immediate holding company		5,345,929			506
Loans from immediate holding company	2,383,673	1,930,993
Loan from a related company		1,140,931
Lease liabilities	270,308	365,356
Financial liabilities	3,607,713	9,626,560			3,582,809
Due from a related company					41,532
Loan from a related company		1,930,993			2,328,926
Loans from immediate holding company		1,140,931			1,060,713
Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Trade receivables	84,764	182,334			289,788
Other receivables	381,256	184,018			142
Contract assets	87,382	69,354			26,989
Cash and cash equivalents	100,822	76,620			1,183,176
Financial assets	$ 654,224	$ 512,326			$ 1,541,627

[1]	Other receivables mainly comprised deferred transaction costs in connection with the planned initial public offering of the Group of $142,633 (the “IPO expenses”) and an outstanding balance with payment channel, Stripe, of $41,385. The IPO expenses shall be deducted against equity upon the successful IPO or charged to the statement of profit or loss if the IPO is unsuccessful.